Depreciation, Amortization and Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Summary of Depreciation, Amortization and Impairment Losses

The detail of depreciation, amortization and impairment losses recognized in profit or loss for the years ended December 31, 2019, 2018 and 2017 is as follows:

	12-31-2019	12-31-2018	12-31-2017
Depreciation, amortization and impairment losses	ThCh$	ThCh$	ThCh$
Depreciation	(104,287,575)	(111,507,897)	(114,203,295)
Amortization	(3,168,564)	(6,257,366)	(3,134,258)
Subtotal	(107,456,139)	(117,765,263)	(117,337,553)
(Impairment)/Reversal of impairment (*)	(281,367,609)	(100,900)	55,494
Total depreciation, amortization and impairment losses	(388,823,748)	(117,866,163)	(117,282,059)

	12-31-2019	12-31-2018	12-31-2017
(1) (Impairment)/Reversal of impairment	ThCh$	ThCh$	ThCh$
Reversal of impairment losses (impairment losses) recognized on non-financial assets (see note 17)	(280,020,263)	—	—
Impairment gains and reversals of impairment losses (impairment losses) determined in accordance with IFRS 9 (see note 10.C)	(1,347,346)	(100,900)	55,494
Total	(281,367,609)	(100,900)	55,494

(*)See Note 17.5